Shareholder Report, Holdings (Details) - C000247025	Feb. 28, 2026
Long_Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	19.00%
Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Short_Technology
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Short_Written Options
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Short_Communications
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
Short_Financials
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Short_Health Care
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
Short_Equity
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
Short_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)